Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Segment Information

4.	Segment Information
Basis for Segmentation
The Directors are the Group’s chief operating decision-makers. The Group’s operating segments are determined based on the financial information provided to the Board of Directors periodically for the purposes of allocating resources and assessing performance. The Group has determined each of its Wholly-Owned programs represents an operating segment and the Group has aggregated each of these operating segments into one reportable segment, the Wholly-Owned segment. Each of the Group’s
Controlled Founded Entities represents an operating segment. The Group aggregates each Controlled Founded Entity operating segment into one reportable segment, the Controlled Founded Entities segment. The aggregation is based on the high level of operational and financial similarities of the operating segments. For the Group’s entities that do not meet the definition of an operating segment, the Group presents this information in the Parent Company and Other column in its segment footnote to reconcile the information in this footnote to the Consolidated Financial Statements. Substantially all of the Group’s revenue and profit generating activities are generated within the United States and, accordingly, no geographical disclosures are provided.
Following is the description of the Group's reportable segments:
Wholly-Owned Segment
The Wholly-Owned segment is advancing Wholly-Owned programs which are focused on treatments for patients with devastating diseases. The Wholly-Owned segment is comprised of the technologies that are wholly-owned and will be advanced through with either the Group's funding or non-dilutive sources of financing. The operational management of the Wholly-Owned segment is conducted by the PureTech Health team, which is responsible for the strategy, business development, and research and development.
Controlled Founded Entities Segment
The Controlled Founded Entities segment is comprised of the Group’s consolidated operational subsidiaries as of December 31,
2025 that either have, or have plans to hire, independent management teams and currently have already raised third-party dilutive capital. These subsidiaries have active research and development programs and have an equity or debt investment partner, who will provide additional industry knowledge and access to networks, as well as additional funding to continue the pursued growth of the entity.
The Group’s entities that were determined not to meet the definition of an operating segment are included in the Parent Company and Other column to reconcile the information in this footnote to the Consolidated Financial Statements. This column captures activities not directly attributable to the Group's operating segments and includes the activities of the Parent, corporate support functions, certain research and development support functions that are not directly attributable to a strategic business segment as well as the elimination of intercompany transactions. This column also captures the operating results for the deconsolidated entities through the date of deconsolidation (e.g. Seaport in 2024, and Vedanta in 2023) and accounting for the Group's holdings in
Founded Entities for which control has been lost, which primarily represent: the activity associated with deconsolidating an entity when the Group no longer controls the entity, the gain or loss on the Group's investments accounted for at fair value (e.g. the
Group's ownership stakes in Seaport, Vedanta, and Sonde) and the Group's net income or loss of associates accounted for using the equity method.
The term "Founded Entities" refers to entities which the Group incorporated and announced the incorporation as a Founded Entity externally. It includes certain of the Group’s wholly-owned subsidiaries which have been announced by the Group as Founded
Entities, Controlled Founded Entities and deconsolidated Founded Entities.
Changes within the Reportable Segments
There was no change to the reportable segments in 2025 or 2024, except for the changes to the composition of the reportable segments as described below.
In August 2025, the Group announced a new Founded Entity, Celea Therapeutics ("Celea") to advance our deupirfenidone (LYT-100)
program if external funding is secured. The financial results of this program, which is currently housed within PureTech LYT 100, Inc.
were included in the Wholly-Owned segment as of and for the year ended December 31, 2025. Upon raising dilutive third-party financing, the financial results of this program will be included in the Controlled Founded Entities segment or Parent and Other column depending on if the Group maintains control over this entity.
In January 2024, the Group launched two new Founded Entities (Seaport Therapeutics "Seaport" and Gallop Oncology "Gallop") to
advance certain programs from the Wholly-Owned segment. The financial results of these programs were included in the Wholly-
Owned segment as of and for the year ended December 31, 2023.
Seaport was deconsolidated on October 18, 2024 upon the completion of its Series B preferred share financing. The financial results of Seaport through the date of deconsolidation are included within the Parent Company and Other column as of December 31,
2024. It is impracticable for the Group to recast its segment results for the year ended December 31, 2023 as the cost to develop the information would be excessive. However, as Seaport is a pre-commercial, clinical-stage biopharmaceutical company, it primarily performs research and development activities. Seaport incurred direct research and development expenses of $8,843 for the year ended December 31, 2023, which are included in the Wholly-Owned segment. Seaport incurred direct research and development expenses of $5,061 for the year ended December 31, 2024, prior to its deconsolidation from the Group’s Consolidated
Financial Statements.
As Gallop has not raised dilutive third-party financing as of December 31, 2025, the financial results of Gallop were included in the
Wholly-Owned segment as of and for the years ended December 31, 2025 and 2024.
As of December 31, 2024, Alivio was dormant and did not meet the definition of operating segment. Therefore, the financial results of Alivio were removed from the Wholly-Owned segment and are included in the Parent Company and Other column. The corresponding information for 2023 has been restated to include Alivio in the Parent Company and Other column so that the segment disclosures are presented on a comparable basis.

4.	Segment Information continued
The Group’s Board of Directors reviews segment performance and allocates resources based upon revenue, operating loss as well as the funds available for each segment. The Board of Directors does not review any other information for purposes of assessing segment performance or allocating resources.

	For the year ended December 31, 2025
	Wholly-Owned Segment $	Controlled Founded Entities Segment $	Parent Company and Other $	Consolidated $
Contract revenue	—	—	4,659	4,659
Total revenue	—	—	4,659	4,659
General and administrative expenses	(11,401)	(120)	(35,097)	(46,618)
Research and development expenses	(55,900)	(701)	34	(56,567)
Total operating expenses	(67,301)	(821)	(35,063)	(103,185)
Operating income/(loss)	(67,301)	(821)	(30,405)	(98,527)
Income/(expenses) not allocated to segments
Other income/(expense):
Gain/(loss) on investment held at fair value				38,485
Realized gain/(loss) on sale of investments				375
Gain/(loss) on investment in notes from associates				(3,628)
Other income/(expense)				1,331
Total other income/(expense)				36,564
Net finance income/(costs)				(32,735)
Share of net income/(loss) of associates accounted for using the equity method				(17,928)
Gain on dilution of ownership interest in associate				1,699
Income/(loss) before taxes				(110,927)
	As of December 31, 2025
Available Funds
Cash and cash equivalents	6,361	116	245,993	252,470
Short-term Investments	—	—	24,829	24,829
Consolidated cash, cash equivalents and short-term investments	6,361	116	270,822	277,299

4.	Segment Information continued

	For the year ended December 31, 2024
	Wholly-Owned Segment $	Controlled Founded Entities Segment $	Parent Company and Other $	Consolidated $
Contract revenue	—	—	4,315	4,315
Grant revenue	513	—	—	513
Total revenue	513	—	4,315	4,828
General and administrative expenses	(8,888)	(173)	(62,408)	(71,469)
Research and development expenses	(56,849)	(672)	(11,933)	(69,454)
Total operating expenses	(65,737)	(845)	(74,341)	(140,923)
Operating income/(loss)	(65,224)	(845)	(70,026)	(136,095)
Income/(expenses) not allocated to segments
Other income/(expense):
Gain on deconsolidation				151,808
Gain/(loss) on investment held at fair value				(2,398)
Realized gain/(loss) on sale of investments				151
Gain/(loss) on investment in notes from associates				13,131
Other income/(expense)				961
Total other income/(expense)				163,652
Net finance income/(costs)				4,773
Share of net income/(loss) of associates accounted for using the equity method				(8,754)
Gain on dilution of ownership interest in associate				199
Income/(loss) before taxes				23,774
	As of December 31, 2024
Available Funds
Cash and cash equivalents	9,062	432	271,148	280,641
Short-term Investments	—	—	86,666	86,666
Consolidated cash, cash equivalents and short-term investments	9,062	432	357,814	367,307

	For the year ended December 31, 2023
	Wholly-Owned Segment $	Controlled Founded Entities Segment $	Parent Company and Other $	Consolidated $
Contract revenue	—	750	—	750
Grant revenue	270	—	2,310	2,580
Total revenue	270	750	2,310	3,330
General and administrative expenses	(13,203)	(562)	(39,530)	(53,295)
Research and development expenses	(87,069)	(672)	(8,494)	(96,235)
Total operating expenses	(100,272)	(1,233)	(48,024)	(149,530)
Operating income/(loss)	(100,002)	(483)	(45,714)	(146,199)
Income/(expenses) not allocated to segments
Other income/(expense):
Gain on deconsolidation				61,787
Gain/(loss) on investment held at fair value				77,945
Realized gain/(loss) on sale of investments				(122)
Gain/(loss) on investment in notes from associates				(27,630)
Other income/(expense)				(908)
Total other income/(expense)				111,072
Net finance income/(costs)				5,078
Share of net income/(loss) of associates accounted for using the equity method				(6,055)
Income/(loss) before taxes				(36,103)